Financing Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Financing Arrangements [Abstract]
Financing Arrangements

5. Financing Arrangements

2011 Recapitalization Transactions

On May 31, 2011, the Company completed a series of transactions (the "Recapitalization Transactions") that recapitalized the Company's indebtedness. These transactions included:

•	The private placement of $235.0 million principal amount of 10% senior notes due 2018;

•	The entry into a six-year $350.0 million senior secured term loan facility;

•	The amendment and restatement of the Company's existing revolving credit facility; and

•	The repayment of all of the Company's outstanding 11.25% senior notes due 2014 (the "Former Senior Notes").

The Recapitalization Transactions and the Company's current financing arrangements are further described below.

The balances due under long-term debt agreements at September 30, 2011 were as follows:

(in thousands of dollars)
Senior Notes	$235,000
New Term Loan Facility	349,125
Senior Credit Facility	2,531

Total debt	586,656
Less: Current portion	6,031

Total long-term debt	$580,625

Issuance of Senior Notes

On May 31, 2011, the Company issued $235.0 million aggregate principal amount of 10% senior notes due 2018 (the "Senior Notes") in a private placement pursuant to Rule 144A and Regulation S. The Company issued the Senior Notes under an indenture entered into among the Company, the guarantors party thereto and The Bank of New York Mellon Trust Company, N.A., as trustee (the "Indenture"). The initial aggregate principal amount of the Senior Notes issued was $235.0 million.

The Senior Notes mature on June 1, 2018. Interest on the Senior Notes accrues at the rate of 10% per annum and is payable on a semi-annual basis on each June 1 and December 1, commencing December 1, 2011. Before June 1, 2014, the Company may redeem the Senior Notes, in whole or in part, at a price equal to 100% of the principal amount thereof plus a make-whole premium and accrued and unpaid interest, if any, to the date of redemption. In addition, at any time before June 1, 2014, the Company may redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of certain equity offerings at a price equal to 110% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption, provided at least 65% of the aggregate principal amount of the Senior Notes remains outstanding immediately after such redemption. The Company may also redeem the Senior Notes at any time, in part or in whole, on or after June 1, 2014 at the redemption prices set forth in the Indenture plus accrued and unpaid interest, if any, to the date of redemption.

The Company and all of its domestic restricted subsidiaries have guaranteed the Senior Notes. See Note 13 for supplemental guarantor financial information required by Rule 3-10 of Regulation S-X. The Senior Notes place certain restrictions on the Company including, but not limited to, the Company's ability to incur additional indebtedness or issue preferred stock, pay dividends or make other distributions or repurchase or redeem the Company's stock or subordinated indebtedness, make investments, sell assets and issue capital stock of restricted subsidiaries, incur liens, enter into agreements restricting the ability of the Company's subsidiaries to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell all or substantially all of the Company's assets.

The Company incurred approximately $6.8 million in deferred financing costs related to the Senior Notes for the period ended September 30, 2011, which are being amortized over the term of the Senior Notes.

New Term Loan Facility

On May 31, 2011, the Company, its parent company and certain of the Company's subsidiaries entered into a new $350.0 million senior secured term loan B facility (the "New Term Loan Facility"). In addition to providing for term loans of up to $350.0 million, the New Term Loan Facility also provides for an uncommitted incremental term loan facility of up to $75.0 million that will be available subject to certain conditions. In general, in the absence of an event of default, the New Term Loan Facility matures on May 31, 2017.

The Company is required to repay installments on the New Term Loan Facility in quarterly principal amounts of $875,000 beginning on September 30, 2011, with any remaining outstanding amounts payable at maturity in 2017. Borrowings under the New Term Loan Facility accrue interest at (i) for base rate loans, a rate per annum equal to the highest of (a) the federal funds rate in effect on such date plus 0.5% per annum, (b) the variable annual rate of interest then announced by Bank of America as its "prime rate," and (c) the Eurodollar Rate (as defined in the New Term Loan Facility) plus 1.00%, plus, in each case, an applicable margin of 4.0% to 5.0% as set forth in the New Term Loan Facility; and (ii) for Eurodollar Rate Loans (as defined in the New Term Loan Facility) for any interest period, the rate per annum equal to the British Bankers Association LIBOR Rate published by Reuters two business days before such interest period for dollar deposits with a term equivalent to such interest period, subject to a minimum interest rate and a substitute rate in certain circumstances, plus an applicable margin set forth in the New Term Loan Facility. The interest rate at September 30, 2011 was 6.5%.

The New Term Loan Facility is collateralized by (i) a first priority lien on substantially all of the Company's assets, other than the first priority lien collateral securing indebtedness under the Senior Credit Facility described below and assets of the Company's foreign subsidiaries, and (ii) a second priority lien on the first priority lien collateral securing indebtedness under the Senior Credit Facility. In addition, obligations under the New Term Loan Facility are secured by a first priority lien on the Company's equity interests in its domestic subsidiaries and a portion of the Company's equity interests in its foreign subsidiaries. All obligations under the New Term Loan Facility are fully and unconditionally guaranteed by, subject to certain exceptions, each of the Company's existing and future domestic subsidiaries.

The New Term Loan Facility contains customary events of default, including, but not limited to, failure to make payments under the New Term Loan Facility, materially incorrect representations, breaches of covenants (subject to a 30-day grace period after notice in the case of certain covenants), cross-default to other material indebtedness, material unstayed judgments, certain ERISA, bankruptcy and insolvency events, failure of guarantees or security to remain in full force and effect, and changes of control. At September 30, 2011, the Company was in compliance with these restrictions.

The Company incurred approximately $10.1 million in deferred financing costs related to the New Term Loan Facility which are being amortized over the term of the New Term Loan Facility.

Senior Credit Facility

Since January 31, 2006, the Company has maintained a senior secured revolving credit facility with a syndicate of financial institutions. On August 6, 2007, the Company amended this facility to provide for an increase in the maximum credit facility to $75.0 million, which included a Canadian dollar sub-facility available to the Company's Canadian subsidiaries for up to $15.0 million (or the Canadian dollar equivalent). A reserve has been established in the U.S. for the U.S. dollar equivalent of amounts outstanding under the Canadian sub-facility. On October 31, 2007, the Company amended this facility to provide for an increase in the maximum credit facility to $110.0 million, to provide for an increase in the Canadian dollar sub-facility to $25.0 million and to amend certain borrowing base limitations. On July 2, 2010, the loan agreement related to this facility was amended and restated to provide for an increase in the maximum credit facility to $125.0 million.

On May 31, 2011, as part of the Recapitalization Transactions, the loan agreement related to the Senior Credit Facility was amended and restated to provide for a decrease in the maximum credit facility to $75.0 million and to provide for a decrease in the Canadian dollar sub-facility to $15.0 million. The Senior Credit Facility also provides the Company's domestic and Canadian subsidiaries with letter of credit sub-facilities. Availability under the Senior Credit Facility is subject to borrowing base limitations for both the U.S. and the Canadian subsidiaries, as defined in the loan agreement. In general, in the absence of an event of default, the Senior Credit Facility matures on May 31, 2016. Under the terms of the Company's lock box arrangement, remittances automatically reduce the revolving debt outstanding on a daily basis and therefore the Senior Credit Facility is classified as a current liability on the accompanying consolidated balance sheets at September 30, 2011 and December 31, 2010. At September 30, 2011, approximately $2.5 million was outstanding and approximately $68.7 million was available for additional borrowings under the Senior Credit Facility. At September 30, 2011 there were outstanding letters of credit of approximately $3.8 million under the Senior Credit Facility.

Under the Senior Credit Facility, in general, interest subsequent to May 31, 2011 accrues on amounts outstanding under the U.S facility at a variable annual rate equal to the U.S. Index Rate (as defined therein) plus 1.25% to 2.0%, depending on the Company's utilization of the Senior Credit Facility, or at the Company's election, at an annual rate equal to the LIBOR Rate (as defined therein) plus 2.25% to 3.0%, depending upon utilization. In general, interest accrues on amounts outstanding under the Canadian sub-facility at a variable rate equal to the Canadian Index Rate (as defined therein) plus 1.25% to 2.0%, depending upon utilization, or at the Company's election, at an annual rate equal to the BA Rate (as defined therein) plus 2.25% to 3.0%, depending upon utilization. The Senior Credit Facility also includes unused facility and letter-of-credit fees which are reflected in interest expense in the accompanying consolidated statements of operations. The weighted average interest rate on borrowings outstanding under the Senior Credit Facility at September 30, 2011 was approximately 4.3%. The Senior Credit Facility also includes unused facility and letter-of-credit fees which are reflected in interest expense in the accompanying consolidated statements of operations.

Under the Senior Credit Facility, in general, interest for the period from January 1, 2011 through May 31, 2011 accrued on amounts outstanding under the U.S. facility at a variable annual rate equal to the U.S. Index Rate (as defined in the prior loan agreement) plus 2.0%, or at the Company's election, at an annual rate equal to the LIBOR Rate (as defined in the prior loan agreement) plus 3.0%. In general, interest accrues on amounts outstanding under the Canadian sub-facility at a variable rate equal to the Canadian Index Rate (as defined in the prior loan agreement) plus 2.0%, or at the Company's election, at an annual rate equal to the BA Rate (as defined in the prior loan agreement) plus 3.0%.

Under the Senior Credit Facility, in general, interest for the three and nine months ended September 30, 2010 accrued on amounts outstanding under the U.S. facility at a variable annual rate equal to the U.S. Index Rate (as defined in the prior loan agreement) plus 0.5% or, at the Company's election, at an annual rate equal to LIBOR plus 1.5% (as defined in the prior loan agreement). Interest accrued on amounts outstanding under the Canadian facility at a variable annual rate equal to the Canadian Index Rate (as defined in the prior loan agreement) plus 0.5% or, at the Company's election, at an annual rate equal to the BA Rate (as defined in the prior loan agreement) plus 1.5%.

The Senior Credit Facility is collateralized by substantially all of the Company's tangible and intangible property (other than real property and equipment). In addition, all of the Company's equity interests in its domestic subsidiaries and a portion of the equity interests in its foreign subsidiaries are pledged to collateralize the Senior Credit Facility.

The Senior Credit Facility contains certain customary affirmative and negative covenants that restrict the Company's and its subsidiaries' ability to, among other things, incur additional indebtedness, grant liens, engage in mergers, acquisitions and asset sales, declare dividends and distributions, redeem or repurchase equity interests, incur contingent obligations, prepay certain subordinated indebtedness, make loans, certain payments and investments and enter into transactions with affiliates. At September 30, 2011, the Company was in compliance with these covenants.

The Company incurred approximately $817,000 in additional deferred financing costs related to the amendment of the Senior Credit Facility during the period ended September 30, 2011, which are being amortized over the term of the Senior Credit Facility.

Loss on Early Extinguishment of Debt

In May 2011, the Company entered into the New Term Loan Facility and issued the Senior Notes and used a portion of the proceeds to repay the Former Senior Notes and all amounts outstanding under the Senior Credit Facility. In connection with the refinancing transaction, the Company wrote off deferred financing costs of approximately $11.9 million and paid approximately $10.2 million in early redemption and consent costs related to the Former Senior Notes.

Former Senior Notes

On January 31, 2006, the Company completed an unregistered private offering of $220.0 million aggregate principal amount of 11.25% senior notes due 2014. Pursuant to an exchange offer, effective December 22, 2006, the Company exchanged all of the unregistered 11.25% senior notes due 2014 for new 11.25% senior notes due 2014 registered under the Securities Act of 1933 (the "Former Existing Notes").

On September 24, 2010, the Company completed the private placement of $100.0 million in principal amount of 11.25% senior notes due 2014 (the "Former Additional Notes"). The Company used the proceeds from the offering of the Former Additional Notes and cash on hand to repay a $100.0 million term loan the Company incurred to fund the purchase price of the EMCS acquisition and to pay certain transaction and integration costs related thereto, as described in more detail below under "Credit and Guaranty Agreement." The Former Additional Notes were issued as additional notes under the indenture pursuant to which the Company issued the Former Existing Notes. The Former Additional Notes were treated as a single series with the Former Existing Notes under the indenture and had the same terms as the Former Existing Notes. The Company completed an offer to exchange registered notes for the Former Additional Notes as required by the terms of a registration rights agreement related to the Former Additional Notes on November 30, 2010. Approximately $1.0 million in principal amount of 11.25% senior notes due 2014 were not tendered for exchange and remained private unregistered notes. The Former Existing Notes, together with the Former Additional Notes and the private unregistered notes are referred to in this report as the "Former Senior Notes." The Former Senior Notes were repaid during the three months ended June 30, 2011.

Credit and Guaranty Agreement

On July 13, 2010, in connection with the EMCS acquisition, the Company, Exopack Key Holdings, LLC, and certain subsidiaries of the Company, as guarantors, entered into a Credit and Guaranty Agreement (the "Credit Agreement") with Goldman Sachs Lending Partners LLC ("GS Lending Partners"), as Sole Lead Arranger, Sole Lead Bookrunner, Administrative Agent, Syndication Agent and Documentation Agent. The Credit Agreement provided for a term loan of up to $100.0 million (the "Term Loan"). Immediately prior to the closing of the EMCS acquisition, the Company borrowed the full amount of the Term Loan and used the proceeds for (i) consideration in respect of the EMCS acquisition, (ii) certain transaction costs related to the EMCS acquisition and (iii) up to $5.0 million of integration costs in connection with the EMCS acquisition. The Company's obligations under the Credit Agreement were guaranteed by the Company's parent and certain subsidiaries of the Company set forth in the Credit Agreement.

The Term Loan was initially funded as a Base Rate Loan (as such term is defined in the Credit Agreement). As a Base Rate Loan, the Term Loan initially bore interest at a rate per annum equal to the Base Rate (as such term is defined in the Credit Agreement), which could not be less than 3.00% per annum, plus a margin of 8.25% per annum. The Company generally had the option under the Credit Agreement to convert all or part of the Term Loan to a Eurodollar Rate Loan. Any Eurodollar Rate Loan would bear interest at a rate per annum equal to the Adjusted Eurodollar Rate (as such term is defined in the Credit Agreement), which would not be less than 2.00% per annum, plus a margin of 9.25% per annum. In each case, interest on the unpaid principal amount of the Term Loan was at no time less than 12.00% per annum.

The Term Loan and related accrued interest was repaid on September 24, 2010 using proceeds received from the Company's 2010 issuance of the Former Senior Notes.

The Company paid $11.6 million in deferred financing fees related to the Credit Agreement and the 2010 issuance of the Former Senior Notes during the year ended December 31, 2010. These deferred financing fees were transferred to the Former Senior Notes and were written off with the repayment of the Former Senior Notes during the three months ended June 30, 2011.

Lease Transactions

On July 12, 2010, the Company completed an equipment sale/leaseback transaction with a third party that resulted in net proceeds of approximately $4.9 million, after fees and deposits. These funds were subsequently used to reduce amounts outstanding under the Senior Credit Facility. The Company determined that this lease qualified as a capital lease ("Sale/Leaseback Lease") and, accordingly, recorded a capital lease obligation equal to the present value of the minimum lease payments of approximately $5.2 million. The lease term is five years with a lease expiration date of July 2015. At September 30, 2011, approximately $1.7 million in security deposits refundable at lease expiration are included in other assets on the accompanying consolidated balance sheet.

In conjunction with the EMCS acquisition, the Company assumed one lease related to real estate ("EMCS Real Estate Lease") and three leases related to extrusion equipment that the Company determined qualified as capital leases. The Company recorded a total capital lease obligation equal to the present value of the minimum lease payments, or approximately $9.2 million. The leases expired over various periods with the EMCS Real Estate Lease expiring in May 2019 and the three equipment leases expiring in May 2014, September 2014 and December 2017, respectively. Subsequent to the EMCS acquisition, the Company re-negotiated two of the equipment leases. The remaining equipment lease was canceled and the equipment was purchased by the Company for approximately $1.5 million. The new equipment lease ("EMCS Equipment Lease") expires in September 2014. At September 30, 2011, approximately $1.4 million in security deposits refundable at lease expiration are included in other assets in the accompanying consolidated balance sheet.

On September 1, 2011 the Company entered into a lease agreement with a third party related to real estate for the facility located in Thomasville, North Carolina. The Company has determined this lease qualifies as a capital lease ("Thomasville Real Estate Lease") and, accordingly, has recorded a capital lease obligation equal to the present value of the minimum lease payments of approximately $2.3 million. The lease term is ten years and four months with a lease expiration date of December 31, 2021.

The components of the Company's capital leases are as follows at September 30, 2011.

Original Lease Name	Lease Term	Plant Property & Equipment	Accumulated Depreciation	Net Book Value	Capital Lease Obligation
					Short Term	Long Term	Total
(in thousands of dollars)
Sale/Leaseback Lease	5 years	$5,154	$(1,289)	$3,865	$888	$2,923	$3,811
EMCS Real Estate Lease	9 years	4,446	(178)	4,268	77	4,281	4,358
EMCS Equipment Lease	4 years	3,631	(1,190)	2,441	847	1,924	2,771
Thomasville Real Estate Lease	10.3 years	2,307	(19)	2,288	137	2,160	2,297

Total		$15,538	$(2,676)	$12,862	$1,949	$11,288	$13,237

4. Financing Arrangements

The balances due under debt agreements at December 31, 2010 and 2009 were as follows:

(in thousands of dollars)	2010	2009
Former senior notes	$320,000	$220,000
Senior credit facility	56,906	68,555
Subordinated term loan	33	82
Capital leases	12,377	—

Total debt	389,316	288,637
Less: Current portion	58,815	68,603

Total long-term debt	$330,501	$220,034

Issuance of Senior Notes

On January 31, 2006, the Company completed an unregistered private offering of $220.0 million aggregate principal amount of 11.25% senior notes due 2014. Pursuant to an exchange offer, effective December 22, 2006, the Company exchanged all of the unregistered 11.25% senior notes due 2014 for new 11.25% senior notes due 2014 registered under the Securities Act of 1933 (the "Existing Notes").

On September 24, 2010, the Company completed the private placement of $100.0 million in principal amount of 11.25% senior notes due 2014 (the "Additional Notes"). The Company used the proceeds from the offering of the Additional Notes and cash on hand to repay a $100.0 million term loan the Company incurred to fund the purchase price of the EMCS acquisition and to pay certain transaction and integration costs related thereto, as described in more detail below under "Credit and Guaranty Agreement." The Additional Notes were issued as additional notes under the indenture pursuant to which the Company issued the Existing Notes. The Additional Notes are treated as a single series with the Existing Notes under the indenture and have the same terms as the Existing Notes. The Company completed an offer to exchange registered notes for the Additional Notes as required by the terms of a registration rights agreement related to the Additional Notes on November 30, 2010. Approximately $1.0 million in principal amount of 11.25% senior notes due 2014 were not tendered for exchange and remain private unregistered notes. The Existing Notes, together with the Additional Notes and the private unregistered notes are referred to in this report as the "Notes."

Interest on the Notes is payable semi-annually in arrears on February 1 and August 1. The Notes mature on February 1, 2014, unless previously redeemed, and the Company will not be required to make any mandatory redemption or sinking fund payment prior to maturity except in connection with a change in ownership or in the event of a sale of certain assets. The Company may redeem all or a portion of the Notes at a redemption price equal to 100.0% of the principal amount of the Notes, plus a premium declining ratably to par (as defined in the indenture), plus accrued and unpaid interest to the date of redemption. The Company has no plans to redeem the Notes at this time.

The Company and all of its domestic restricted subsidiaries have fully and unconditionally guaranteed the Notes, which guarantees are fully secured by the assets of such guarantors. See Note 14 for consolidating financial information required by Rule 3-10 of Regulation S-X. The Notes place certain restrictions on the Company including, but not limited to, the Company's ability to incur additional indebtedness, incur liens, pay dividends, make investments, consummate certain asset sales, enter into certain transactions with affiliates, merge or consolidate with any other person or sell or otherwise dispose of the assets of the Company and its subsidiaries. In connection with the acquisition of EMCS, the Company assumed indebtedness relating to acquired assets, including certain capital lease obligations in the amount of $9.2 million. Subsequent to the EMCS acquisition and prior to December 31, 2010, the Company re-negotiated the capital lease obligations related to manufacturing equipment assumed as part of the acquisition. As part of the re-negotiation, the Company cancelled one of the capital leases and purchased the asset. As a result of the renegotiation and purchase of one of the previously leased assets, indebtedness relating to acquired assets, including certain capital lease obligations were $7.8 million at December 31, 2010.

Credit and Guaranty Agreement

On July 13, 2010, in connection with the EMCS acquisition, the Company, Exopack Key Holdings, LLC, and certain subsidiaries of the Company, as guarantors, entered into a Credit and Guaranty Agreement (the "Credit Agreement") with Goldman Sachs Lending Partners LLC ("GS Lending Partners"), as Sole Lead Arranger, Sole Lead Bookrunner, Administrative Agent, Syndication Agent and Documentation Agent. The Credit Agreement provided for a term loan in an amount of up to $100.0 million (the "Term Loan"). Immediately prior to the closing of the EMCS acquisition, the Company borrowed the full amount of the Term Loan to be used for (i) consideration in respect of the EMCS acquisition, (ii) certain transaction costs related to the EMCS acquisition and (iii) certain integration costs in connection with the EMCS acquisition in an amount not to exceed $5.0 million. The Company's obligations under the Credit Agreement were guaranteed by the Company's parent and certain subsidiaries of the Company set forth in the Credit Agreement.

The Term Loan was initially funded as a Base Rate Loan (as such term is defined in the Credit Agreement). As a Base Rate Loan, the Term Loan initially bore interest at a rate per annum equal to the Base Rate (as such term is defined in the Credit Agreement), which could not be less than 3.00% per annum, plus a margin of 8.25% per annum. The Company generally had the option under the Credit Agreement to convert all or part of the Term Loan to a Eurodollar Rate Loan. Any Eurodollar Rate Loan would bear interest at a rate per annum equal to the Adjusted Eurodollar Rate (as such term is defined in the Credit Agreement), which would not be less than 2.00% per annum, plus a margin of 9.25% per annum. In each case, interest on the unpaid principal amount of the Term Loan was at no time less than 12.00% per annum.

The Credit Agreement contained certain customary affirmative and negative covenants that restricted the Company's and its subsidiaries' ability to, among other things, incur additional indebtedness, grant liens, engage in mergers, acquisitions and asset sales, declare dividends and distributions, redeem or repurchase equity interests, make loans, certain payments and investments and enter into transactions with affiliates.

Under the Credit Agreement, the Company paid customary closing fees and other fees for a credit facility of this size and type.

The Company paid $11.6 million in deferred financing fees related to this agreement and the contemplated Additional Notes during the year ended December 31, 2010. These deferred financing fees were transferred to the Additional Notes and will be amortized over the term of the Additional Notes described above. The Term Loan and related accrued interest was repaid on September 24, 2010 using proceeds received from the Company's issuance of the Additional Notes.

Senior Credit Facility

On January 31, 2006, the Company entered into a senior secured revolving credit facility with a syndicate of financial institutions. On August 6, 2007, the Company amended this facility to provide for an increase in the maximum credit facility to $75.0 million, which included a Canadian dollar sub-facility available to the Company's Canadian subsidiaries for up to $15.0 million (or the Canadian dollar equivalent). A reserve has been established in the U.S. for the U.S. dollar equivalent of amounts outstanding under the Canadian sub-facility. On October 31, 2007, the Company amended this facility to provide for an increase in the maximum credit facility to $110.0 million, to provide for an increase in the Canadian dollar sub-facility to $25.0 million and to amend certain borrowing base limitations. On July 2, 2010, the loan agreement related to this facility was amended and restated to provide for an increase in the maximum credit facility to $125.0 million (the "Senior Credit Facility"). The Senior Credit Facility also provides the Company's domestic and Canadian subsidiaries with letter of credit sub-facilities. Availability under the Senior Credit Facility is subject to borrowing base limitations for both the U.S. and the Canadian subsidiaries, as defined in the loan agreement. In general, in the absence of an event of default, the Senior Credit Facility matures at the earliest of (a) July 2, 2014 or (b) ninety (90) days prior to the stated maturity of the Notes. Under the terms of the Company's lock box arrangement, remittances automatically reduce the revolving debt outstanding on a daily basis and therefore the Senior Credit Facility is classified as a current liability on the accompanying consolidated balance sheets at December 31, 2010 and 2009. At December 31, 2010, approximately $56.9 million was outstanding and approximately $58.0 million was available for additional borrowings under the Senior Credit Facility.

Under the Senior Credit Facility, in general, interest subsequent to July 2, 2010 accrues on amounts outstanding under the U.S. facility at a variable annual rate equal to the U.S. Index Rate (as defined in the loan agreement related to the Company's Senior Credit Facility) plus 2.0%, or at the Company's election, at an annual rate equal to the LIBOR Rate (as defined in the loan agreement related to the Company's Senior Credit Facility) plus 3.0%. In general, interest accrues on amounts outstanding under the Canadian sub-facility at a variable rate equal to the Canadian Index Rate (as defined in the loan agreement related to the Company's Senior Credit Facility) plus 2.0%, or at the Company's election, at an annual rate equal to the BA Rate (as defined in the loan agreement related to the Company's Senior Credit Facility) plus 3.0%. The weighted average interest rate on borrowings outstanding under the Senior Credit Facility at December 31, 2010 was approximately 3.5%. The Senior Credit Facility also includes unused facility and letter-of-credit fees which are reflected in interest expense in the accompanying consolidated statements of operations.

Under the Senior Credit Facility, in general, interest prior to July 2, 2010 accrued on amounts outstanding under the U.S. facility at a variable annual rate equal to the U.S. Index Rate (as defined in the prior loan agreement) plus 0.5% or, upon the Company's prior notice, at an annual rate equal to LIBOR plus 1.5% (as defined in the prior loan agreement). Interest accrued on amounts outstanding under the Canadian facility at a variable annual rate equal to the Canadian Index Rate (as defined in the prior loan agreement) plus 0.5% or, upon the Company's prior notice, at an annual rate equal to the BA Rate (as defined in the prior loan agreement) plus 1.5%.

The Senior Credit Facility is collateralized by substantially all of the Company's tangible and intangible property (other than real property and equipment). In addition, all of the Company's equity interests in its domestic subsidiaries and a portion of the equity interests in its foreign subsidiaries are pledged to collateralize the Senior Credit Facility.

The Senior Credit Facility places certain restrictions on the Company including, but not limited to, the Company's ability to incur additional indebtedness, incur liens, pay dividends, make investments, consummate certain asset sales, enter into certain transactions with affiliates, merge or consolidate with any other person or sell or otherwise dispose of the assets of the Company and its subsidiaries. At December 31, 2010, the Company was in compliance with these restrictions.

The Company incurred approximately $1.3 million in deferred financing costs related to the amendment of the Senior Credit Facility during the year ended December 31, 2010, which will be amortized over the term of the Senior Credit Facility.

At December 31, 2010, there were outstanding letters of credit of approximately $4.2 million under the Senior Credit Facility.

Subordinated Term Loans

On August 3, 2006, the Company entered into a subordinated term loan agreement of approximately $238,000 requiring monthly payments of principal and interest of approximately $4,000 for a five-year period. The Company has determined interest on the loan using the lender's annual implicit rate of 2.0%. The loan is collateralized by certain machinery and equipment of the Company. At December 31, 2010, approximately $33,000 is outstanding under this agreement.